9 CAPITAL STOCK: Schedule of Finder's Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Finder's Warrants - 1
Stock Options Issuable | shares	480,000
Stock Options Exercise Price | $ / shares	$ 0.10
Stock Options Expiry Date	Mar. 12, 2020
Finder's Warrants - 2
Stock Options Issuable | shares	360,000
Stock Options Exercise Price | $ / shares	$ 0.10
Stock Options Expiry Date	Mar. 28, 2020
Finder's Warrants - 3
Stock Options Issuable | shares	222,000
Stock Options Exercise Price | $ / shares	$ 0.10
Stock Options Expiry Date	Apr. 18, 2020
Finder's Warrants - 4
Stock Options Issuable | shares	115,000
Stock Options Exercise Price | $ / shares	$ 0.12
Stock Options Expiry Date	Apr. 18, 2020
Finder's Warrants
Stock Options Issuable | shares	1,177,000
Stock Options Exercise Price | $ / shares	$ 0.10